Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Custodian Funds
Entity Central Index Key	0000038721
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class A
Trading Symbol	FKDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.79%
[1]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin DynaTech Fund returned 42.49%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	42.49	15.40	15.49
Class A (with sales charge)	34.64	14.10	14.83
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,397,621,872
Holdings Count | $ / shares	105	[2]
Advisory Fees Paid, Amount	$ 97,407,595
Investment Company Portfolio Turnover	11.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class C
Trading Symbol	FDYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$186	1.54%
[3]
Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin DynaTech Fund returned 41.41%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	41.41	14.54	14.62
Class C (with sales charge)	40.41	14.54	14.62
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,397,621,872
Holdings Count | $ / shares	105	[4]
Advisory Fees Paid, Amount	$ 97,407,595
Investment Company Portfolio Turnover	11.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R
Trading Symbol	FDNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.04%
[5]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin DynaTech Fund returned 42.12%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	42.12	15.11	15.19
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,397,621,872
Holdings Count | $ / shares	105	[6]
Advisory Fees Paid, Amount	$ 97,407,595
Investment Company Portfolio Turnover	11.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R6
Trading Symbol	FDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$55	0.45%
[7]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin DynaTech Fund returned 42.97%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	42.97	15.80	15.92
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,397,621,872
Holdings Count | $ / shares	105	[8]
Advisory Fees Paid, Amount	$ 97,407,595
Investment Company Portfolio Turnover	11.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Advisor Class
Trading Symbol	FDYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.54%
[9]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin DynaTech Fund returned 42.83%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	42.83	15.69	15.77
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,397,621,872
Holdings Count | $ / shares	105	[10]
Advisory Fees Paid, Amount	$ 97,407,595
Investment Company Portfolio Turnover	11.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class A
Trading Symbol	FKGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$93	0.79%
[11]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Growth Fund returned 34.70%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	34.70	14.34	13.14
Class A (with sales charge)	27.29	13.06	12.50
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,370,387,946
Holdings Count | $ / shares	101	[12]
Advisory Fees Paid, Amount	$ 77,988,684
Investment Company Portfolio Turnover	7.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class C
Trading Symbol	FRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.54%
[13]
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Growth Fund returned 33.69%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	33.69	13.49	12.30
Class C (with sales charge)	32.69	13.49	12.30
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,370,387,946
Holdings Count | $ / shares	101	[14]
Advisory Fees Paid, Amount	$ 77,988,684
Investment Company Portfolio Turnover	7.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
[14]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R
Trading Symbol	FGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$122	1.04%
[15]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Growth Fund returned 34.36%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	34.36	14.06	12.86
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,370,387,946
Holdings Count | $ / shares	101	[16]
Advisory Fees Paid, Amount	$ 77,988,684
Investment Company Portfolio Turnover	7.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R6
Trading Symbol	FIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.46%
[17]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Growth Fund returned 35.14%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	35.14	14.72	13.55
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,370,387,946
Holdings Count | $ / shares	101	[18]
Advisory Fees Paid, Amount	$ 77,988,684
Investment Company Portfolio Turnover	7.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Advisor Class
Trading Symbol	FCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.54%
[19]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Growth Fund returned 35.04%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	35.04	14.63	13.42
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,370,387,946
Holdings Count | $ / shares	101	[20]
Advisory Fees Paid, Amount	$ 77,988,684
Investment Company Portfolio Turnover	7.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A
Trading Symbol	FKIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.70%
[21]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Income Fund returned 18.33%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	18.33	7.17	5.47
Class A (with sales charge)	13.89	6.36	5.06
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 75,739,183,163
Holdings Count | $ / shares	615	[22]
Advisory Fees Paid, Amount	$ 265,024,782
Investment Company Portfolio Turnover	49.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A1
Trading Symbol	FKINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$65	0.60%
[23]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin Income Fund returned 17.91%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	17.91	7.29	5.54
Class A1 (with sales charge)	13.27	6.47	5.12
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 75,739,183,163
Holdings Count | $ / shares	615	[24]
Advisory Fees Paid, Amount	$ 265,024,782
Investment Company Portfolio Turnover	49.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class C
Trading Symbol	FCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$120	1.10%
[25]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Income Fund returned 17.43%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	17.43	6.69	5.03
Class C (with sales charge)	16.43	6.69	5.03
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 75,739,183,163
Holdings Count | $ / shares	615	[26]
Advisory Fees Paid, Amount	$ 265,024,782
Investment Company Portfolio Turnover	49.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R
Trading Symbol	FISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$103	0.95%
[27]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Income Fund returned 17.41%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	17.41	6.87	5.17
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 75,739,183,163
Holdings Count | $ / shares	615	[28]
Advisory Fees Paid, Amount	$ 265,024,782
Investment Company Portfolio Turnover	49.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R6
Trading Symbol	FNCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$44	0.40%
[29]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Income Fund returned 18.18%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	18.18	7.51	5.81
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 75,739,183,163
Holdings Count | $ / shares	615	[30]
Advisory Fees Paid, Amount	$ 265,024,782
Investment Company Portfolio Turnover	49.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Advisor Class
Trading Symbol	FRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$49	0.45%
[31]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Income Fund returned 18.20%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	18.20	7.49	5.72
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 75,739,183,163
Holdings Count | $ / shares	615	[32]
Advisory Fees Paid, Amount	$ 265,024,782
Investment Company Portfolio Turnover	49.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FKFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.84%
[33]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin U.S. Government Securities Fund returned 10.25%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	10.25	-0.46	0.67
Class A (with sales charge)	6.11	-1.21	0.28
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,384,479,516
Holdings Count | $ / shares	672	[34]
Advisory Fees Paid, Amount	$ 11,072,696
Investment Company Portfolio Turnover	30.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
[34]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FKUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$78	0.74%
[35]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin U.S. Government Securities Fund returned 10.58%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	10.58	-0.32	0.75
Class A1 (with sales charge)	6.42	-1.09	0.36
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,384,479,516
Holdings Count | $ / shares	672	[36]
Advisory Fees Paid, Amount	$ 11,072,696
Investment Company Portfolio Turnover	30.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
[36]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FRUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.24%
[37]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin U.S. Government Securities Fund returned 9.88%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	9.88	-0.87	0.22
Class C (with sales charge)	8.88	-0.87	0.22
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,384,479,516
Holdings Count | $ / shares	672	[38]
Advisory Fees Paid, Amount	$ 11,072,696
Investment Company Portfolio Turnover	30.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
[38]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R
Trading Symbol	FUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.09%
[39]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin U.S. Government Securities Fund returned 9.97%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	9.97	-0.71	0.37
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,384,479,516
Holdings Count | $ / shares	672	[40]
Advisory Fees Paid, Amount	$ 11,072,696
Investment Company Portfolio Turnover	30.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
[40]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.50%
[41]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin U.S. Government Securities Fund returned 10.81%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	10.81	-0.10	1.01
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,384,479,516
Holdings Count | $ / shares	672	[42]
Advisory Fees Paid, Amount	$ 11,072,696
Investment Company Portfolio Turnover	30.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
[42]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$62	0.59%
[43]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin U.S. Government Securities Fund returned 10.48%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	10.48	-0.21	0.87
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,384,479,516
Holdings Count | $ / shares	672	[44]
Advisory Fees Paid, Amount	$ 11,072,696
Investment Company Portfolio Turnover	30.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
[44]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A
Trading Symbol	FKUQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$97	0.81%
[45]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Utilities Fund returned 40.74%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	40.74	7.77	9.65
Class A (with sales charge)	35.46	6.95	9.23
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,718,864,291
Holdings Count | $ / shares	45	[46]
Advisory Fees Paid, Amount	$ 26,184,806
Investment Company Portfolio Turnover	6.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
[46]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A1
Trading Symbol	FKUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$86	0.71%
[47]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin Utilities Fund returned 40.85%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	40.85	7.88	9.72
Class A1 (with sales charge)	35.54	7.06	9.30
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,718,864,291
Holdings Count | $ / shares	45	[48]
Advisory Fees Paid, Amount	$ 26,184,806
Investment Company Portfolio Turnover	6.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class C
Trading Symbol	FRUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$145	1.21%
[49]
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Utilities Fund returned 40.18%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	40.18	7.35	9.18
Class C (with sales charge)	39.18	7.35	9.18
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,718,864,291
Holdings Count | $ / shares	45	[50]
Advisory Fees Paid, Amount	$ 26,184,806
Investment Company Portfolio Turnover	6.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
[50]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R
Trading Symbol	FRURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$127	1.06%
[51]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Utilities Fund returned 40.36%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	40.36	7.50	9.34
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,718,864,291
Holdings Count | $ / shares	45	[52]
Advisory Fees Paid, Amount	$ 26,184,806
Investment Company Portfolio Turnover	6.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
[52]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R6
Trading Symbol	FUFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$60	0.50%
[53]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Utilities Fund returned 41.15%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	41.15	8.10	9.98
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,718,864,291
Holdings Count | $ / shares	45	[54]
Advisory Fees Paid, Amount	$ 26,184,806
Investment Company Portfolio Turnover	6.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Advisor Class
Trading Symbol	FRUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$68	0.56%
[55]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Utilities Fund returned 41.12%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	41.12	8.04	9.89
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,718,864,291
Holdings Count | $ / shares	45	[56]
Advisory Fees Paid, Amount	$ 26,184,806
Investment Company Portfolio Turnover	6.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
*	Does not include derivatives, except purchased options, if any.